SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	$ 45,139,683
Intangible assets, net	45,323,653	$ 45,139,683
Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	42,961,382
Intangible assets, net	42,998,553	42,961,382
Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	1,328,301
Intangible assets, net		1,328,301
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, net	850,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	45,139,683	1,300,429
Additions	287,023	43,871,579
Translation differences	(103,053)	(32,385)
Intangible assets, net	45,323,653	45,139,683
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Other cost	221,018
Accumulated amortization, beginning balance	42,961,382
Additions	37,171	42,961,382
Translation differences
Intangible assets, net	42,998,553	42,961,382
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	1,328,301	450,429
Additions	249,852	910,197
Translation differences	(103,053)	(32,325)
Intangible assets, net	1,475,100	1,328,301
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	850,000	850,000
Additions
Translation differences
Intangible assets, net	850,000	850,000
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance